Shareholder Report, Line Graph (Details) WE0000000002501A_Dimensional International Core Equity Market ETF_Single_TSR Annual {Single} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Nov. 17, 2020	Oct. 31, 2025
Dimensional International Core Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Dimensional International Core Equity Market ETF – NAV
Accumulated Value	$ 13,244	$ 10,740	$ 9,518	$ 12,054	$ 10,000	$ 16,536
MSCI World ex USA IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA IMI Index (net div.)
Accumulated Value	$ 12,680	$ 10,241	$ 9,179	$ 11,942	$ 10,000	$ 15,711